1001 West Fourth St. Winston-Salem NC 27101-2400 t 336 607 7300 f 336 607 7500

April 16, 2012	W. Randy Eaddy direct dial 336 607 7444 direct fax 336 734 2665 readdy@kilpatricktownsend.com

VIA EDGAR

Office of Mergers and Acquisitions
Division of Corporation Finance
U.S. Securities and Exchange Commission
Washington, D.C.  20549

Attention:              Christina Chalk, Senior Special Counsel

Re:          Cardinal Bankshares Corporation (the “Company”)
Amendment No. 2 to Preliminary Proxy Statement on Schedule 14A of
Schaller Equity Partners, et al.
File No. 0-28780

Ladies and Gentlemen:

At the request and on behalf of our clients, Schaller Equity Partners (the “Partnership”) and the other participants identified in the above-referenced Proxy Statement (collectively, the “Participants”), we are filing via EDGAR Amendment No. 2 to the Preliminary Proxy Statement of the Coalition described therein (“Amendment No. 2”).  As required by Rule 14a-6(h) and Rule 310 of Regulation S-T, the filing includes a marked-to-show-changes version of Amendment No. 2 with respect to Amendment No. 1 to the Preliminary Proxy Statement filed on March 30, 2012.

A copy of this letter and two copies of the marked-to-show-changes version of Amendment No. 2 are also being sent to the Staff by overnight delivery.

We want to point out the following two sets of changes made in Amendment No. 2:

1.           As described in Amendment No. 2, the staff of the Board of Governors of the Federal Reserve Board System (the “FRB Staff”) took the telephone position that the Coalition’s solicitation of proxies to elect a majority of the Company’s directors would cause the Partnership, in the view of the FRB Staff, to be considered as a bank holding company.  While the Partnership disagreed with that position (which disagreement it expressed to the FRB Staff, including in a letter dated March 20, 2012 to which the FRB Staff has refused to respond in writing), the Partnership and the Coalition ultimately decided to avoid a confrontation about that matter by reducing the Coalition’s Nominees from five to three.  As a result of that reduction, the Coalition both explains the chronology and reason for the change, and discloses that the Partnership now intends to separately vote its Shares for three (rather than one) of the Company’s nominees, specifically identifying all three such persons.

ATLANTA  AUGUSTA  CHARLOTTE  DENVER  DUBAI  NEW YORK  OAKLAND  RALEIGH  SAN DIEGO  SAN FRANCISCO  SEATTLE  SILICON VALLEY  STOCKHOLM  TAIPEI  TOKYO  WALNUT CREEK  WASHINGTON, DC  WINSTON-SALEM

Securities and Exchange Commission
April 16, 2012

2.           The Coalition decided to have all participants be members of the Coalition, and it added as participants (and thus members of the Coalition) Messrs. R. Devereux Jarratt and Mike Turman, providing all required information about Messrs. Jarratt and Turman.  The change to include all participants as members of the Coalition was made because it was determined that each participant might take an active role in the actual solicitation process, which was the basis for the Coalition’s earlier response to the Staff about why certain participants were (or were not) previously included as members.

* * * * *

As stated in their March 30, 2012 response to the Staff’s earlier request, the Participants hereby reaffirm that they acknowledge that (i) the Participants are responsible for the adequacy and accuracy of the disclosure in their filing; (ii) Staff comments, or changes to disclosure in response to Staff comments, do not foreclose the Commission from taking any action with respect to the Participants’ filing; and (iii) the Participants may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.  We are expressly authorized to make the above reaffirmation on behalf of the Participants.

If the Staff has any questions regarding this filing, please contact the undersigned at (336) 607-7444 or Matthew S. Chambers at (336) 607-7313.

Thank you for your consideration in this matter.

Sincerely,

/s/ W. Randy Eaddy

W. Randy Eaddy

Enclosures

cc:           Mr. Douglas E. Schaller
Matthew S. Chambers, Esq.